THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [X]; Amendment Number: 2

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

February 25, 2008
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $713,778 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


                                                                FORM 13F INFORMATION TABLE
Amended Filing For Quarter Ended: 9/30/07        Name of Reporting Manager:  Sandell Asset Management


                                                                                                                   Item 8:
Item 1:                          Item 2 :         Item 3:   Item 4:    Item 5:        Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                Title of Class      CUSIP   Fair Market Shares or      Investment Other    (a)       (b)       (c)
                                                  Number     Value    Principal      Discretion Managers Sole     Shared     None
                                                           (X$1000)    Amount
ALLTEL CORP                       COM            020039103   33,919      486,776 SHS   SOLE                486,776   -         -
APPLEBEES INTL INC                COM            037899101   37,806    1,519,522 SHS   SOLE              1,519,522   -         -
HARRAHS ENTMT INC JAN 08 80 CALLS COM            413619107  556,352    6,400,000 CALL  SOLE              6,400,000   -         -
LYONDELL CHEMICAL CO              COM            552078107   85,701    1,849,000 SHS   SOLE              1,849,000   -         -

                                            Value Total:    713,778

                                            Entry Total:          4


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